Applicable laws and regulations (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Corporation Loan	$ 5,892,997	$ 5,778,424
Loans and advances to banks	3,282,477	3,082,790
Total Allowance for loan losses IFRS	99,307	100,785
Normal [Member]
Corporation Loan	5,817,557	5,713,723
Loans and advances to banks	3,282,477	3,082,790
Special Mentions [Member]
Corporation Loan	13,595	0
Loans and advances to banks	0	0
Substandards [Member]
Corporation Loan	0	0
Loans and advances to banks	0	0
Doubtful [Member]
Corporation Loan	0	64,701
Loans and advances to banks	0	0
Unrecoverable [Member]
Corporation Loan	61,845	0
Loans and advances to banks	0	0
Corporation Loan
Corporation Loan	2,563,299	2,636,608
Corporation Loan | Normal [Member]
Corporation Loan	2,487,859	2,571,907
Corporation Loan | Special Mentions [Member]
Corporation Loan	13,595	0
Corporation Loan | Substandards [Member]
Corporation Loan	0	0
Corporation Loan | Doubtful [Member]
Corporation Loan	0	64,701
Corporation Loan | Unrecoverable [Member]
Corporation Loan	61,845	0
Private banks [Member]
Loans and advances to banks	2,692,787	2,458,690
Private banks [Member] | Normal [Member]
Loans and advances to banks	2,692,787	2,458,690
Private banks [Member] | Special Mentions [Member]
Loans and advances to banks	0	0
Private banks [Member] | Substandards [Member]
Loans and advances to banks	0	0
Private banks [Member] | Doubtful [Member]
Loans and advances to banks	0	0
Private banks [Member] | Unrecoverable [Member]
Loans and advances to banks	0	0
Stateowned [Member]
Loans and advances to banks	589,690	624,100
Stateowned [Member] | Normal [Member]
Loans and advances to banks	589,690	624,100
Stateowned [Member] | Special Mentions [Member]
Loans and advances to banks	0	0
Stateowned [Member] | Substandards [Member]
Loans and advances to banks	0	0
Stateowned [Member] | Doubtful [Member]
Loans and advances to banks	0	0
Stateowned [Member] | Unrecoverable [Member]
Loans and advances to banks	0	0
Sovereign [Member]
Sovereign loans	47,221	59,026
Sovereign [Member] | Normal [Member]
Sovereign loans	47,221	59,026
Sovereign [Member] | Special Mentions [Member]
Sovereign loans	0	0
Sovereign [Member] | Substandards [Member]
Sovereign loans	0	0
Sovereign [Member] | Doubtful [Member]
Sovereign loans	0	0
Sovereign [Member] | Unrecoverable [Member]
Sovereign loans	0	0
Allowance For Loan Losses IFRS [Member]
Total Allowance for loan losses IFRS	99,307	100,785
Allowance For Loan Losses IFRS [Member] | Normal [Member]
Total Allowance for loan losses IFRS	42,396	51,346
Allowance For Loan Losses IFRS [Member] | Special Mentions [Member]
Total Allowance for loan losses IFRS	2,338	0
Allowance For Loan Losses IFRS [Member] | Substandards [Member]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS [Member] | Doubtful [Member]
Total Allowance for loan losses IFRS	0	49,439
Allowance For Loan Losses IFRS [Member] | Unrecoverable [Member]
Total Allowance for loan losses IFRS	$ 54,573	$ 0